Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 11.0%
Alphabet, Inc. - Class A	304	$ 108,640
Alphabet, Inc. - Class C	14,155	5,001,386
Netflix, Inc. (a)	21,872	1,561,661
T-Mobile US, Inc.	6,958	1,167,065
Verizon Communications, Inc.	19,208	813,267
		8,652,019

Consumer Discretionary - 7.8%
AutoZone, Inc. (a)	310	990,741
Booking Holdings, Inc.	5,948	1,060,172
Home Depot, Inc.	2,494	879,584
Ralph Lauren Corp.	3,819	1,532,985
TJX Cos., Inc.	11,098	1,681,347
		6,144,829

Consumer Staples - 3.1%
Colgate-Palmolive Company	10,657	977,034
Costco Wholesale Corp.	1,516	1,418,172
		2,395,206

Financials - 14.5%
Aon PLC - Class A	2,355	781,130
Bank of America Corp.	32,114	1,829,856
Bank of New York Mellon Corp.	8,392	1,213,567
Charles Schwab Corp.	8,571	790,846
CME Group, Inc. - Class A	3,374	745,080
Fifth Third Bancorp	18,510	1,043,409
MetLife, Inc.	8,088	684,326
Morgan Stanley	8,050	1,682,772
Visa, Inc. - Class A	7,596	2,606,111
		11,377,097

Health Care - 9.9%
Abbott Laboratories	6,645	602,967
Edwards Lifesciences Corp. (a)	10,921	987,914
Eli Lilly & Co.	2,325	2,788,675
Merck & Co., Inc.	9,026	1,159,841
Quest Diagnostics, Inc.	5,286	1,120,368
Vertex Pharmaceuticals, Inc. (a)	2,177	1,081,381
		7,741,146

Industrials - 11.6%
Cummins, Inc.	1,696	1,209,604
Emerson Electric Company	7,330	1,049,289
Hubbell, Inc.	2,548	1,333,114
Trane Technologies PLC	1,914	940,080
Vertiv Holdings Co. - Class A	4,963	1,661,712
Wabtec Corp.	3,592	968,403
Waste Management, Inc.	4,854	1,081,860
Xylem, Inc./NY	7,129	842,719
		9,086,781

Information Technology - 35.7% (b)
Advanced Micro Devices, Inc. (a)	2,444		1,419,744
Analog Devices, Inc.	3,514		1,395,655
Apple, Inc.	19,516		5,647,150
Applied Materials, Inc.	2,324		1,680,252
Broadcom, Inc.	10,027		3,787,699
Micron Technology, Inc.	1,667		1,924,202
Microsoft Corp.	10,020		3,737,660
NVIDIA Corp.	30,745		6,151,767
Palo Alto Networks, Inc. (a)	6,427		2,191,736
			27,935,865

Materials - 3.2%
CRH PLC	6,761		723,427
Ecolab, Inc.	2,950		821,900
Linde PLC	1,826		947,584
			2,492,911

Real Estate - 0.9%
CBRE Group, Inc. - Class A (a)	5,485		738,775

Utilities - 1.0%
American Water Works Co., Inc.	5,733		754,348
TOTAL COMMON STOCKS (Cost $35,058,842)			77,318,977

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	1,036,233		1,036,233
TOTAL MONEY MARKET FUNDS (Cost $1,036,233)			1,036,233

TOTAL INVESTMENTS - 100.0% (Cost $36,095,075)			78,355,210
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00049)	(38,150)
TOTAL NET ASSETS - 100.0%			$ 78,317,060

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Boston Common ESG Impact U.S. Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 77,318,977	$ –	$ –	$ 77,318,977
Money Market Funds	1,036,233	–	–	1,036,233
Total Investments	$ 78,355,210	$ –	$ –	$ 78,355,210

Refer to the Schedule of Investments for further disaggregation of investment categories.